Condensed consolidated interim cash flow statement - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of cash flows [abstract]
Net result attributable to shareholders	SFr (37,167)	SFr (26,407)
Adjustments for:
Depreciation and amortization	1,105	1,208
Share-based compensation costs	2,370	1,983
Social security and tax paid on behalf of employees on shares vested under the PSU and RSU program	(316)	0
Change in employee benefits	(891)	319
Income tax	(2)	0
Financial income	(922)	(5,447)
Financial expenses	4,633	20
Changes in working capital:
Change in other current assets	64	62
Change in trade and other receivables	(1,284)	(1,397)
Change in trade and other payables	271	1,541
Change in contract liability	0	(3,748)
Change in accrued expenses	1,996	(842)
Exchange gain/(loss) on working capital positions	(21)	(43)
Interest paid	(9)	(13)
Other financial expense	(7)	(7)
Net cash used in operating activities	(30,180)	(32,771)
Proceeds from investments in short term time deposits	89,095	148,404
Investments in short term time deposits	(39,526)	(119,777)
Acquisition of property, plant and equipment	(544)	(312)
Acquisition of intangible assets	0	(16)
Interest received	908	2,461
Net cash from investing activities	49,933	30,760
Proceeds from issuance of shares under LTI plans	1	0
Proceeds from vesting under the LTI plans, net of transaction costs	61	36
Payment of lease liabilities	(607)	(603)
Net cash used in financing activities	(545)	(567)
Exchange gain (loss) on cash positions	(1,107)	955
Net decrease in cash and cash equivalents	18,102	(1,622)
Cash and cash equivalents at January 1	63,874	65,686
Cash and cash equivalents at June 30,	SFr 81,975	SFr 64,063